Related Party Transactions - Additional Information (Details)	12 Months Ended
	Dec. 31, 2020 USD ($) real_estate_partnership	Sep. 30, 2018	Jul. 23, 2015 real_estate_partnership
Disclosure of transactions between related parties [line items]
Term of agreement termination	30 days
Number of real estate partnerships to purchase property | real_estate_partnership	4		4
Entities with significant influence
Disclosure of transactions between related parties [line items]
Renewal term of Service Agreement	1 year
Annual fee to be paid for Service Agreement | $	$ 235,000
Key management personnel of entity
Disclosure of transactions between related parties [line items]
Percentage of interests in the Property Purchaser held by a Privately-held company (percent)	27.00%		27.00%
Percentage of interest held (percent)	25.00%		25.00%
Non-voting interest in the Assignee (percentage)	5.00%	5.00%